INCOME TAX EXPENSE - Deferred tax assets and deferred tax liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carry forward	$ 18,938,782	$ 17,781,302
Tax credit carry forward	1,157,859	1,969,174
Capitalized inventory	49,305	58,214
Unrealized foreign exchange gain/losses	133,343	398,422
Accrued expenses	159,955	151,615
Gross deferred tax assets	20,439,244	20,358,727
Less: valuation allowance	(20,423,490)	(20,336,613)	$ (16,589,070)	$ (9,524,497)
Total deferred tax assets, net	15,754	22,114
Deferred tax liabilities:
Depreciation and amortization of property, equipment and software	(15,754)	(22,114)
Deferred tax liabilities	$ (15,754)	$ (22,114)